Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other payables and accrued liabilities
Accrued professional fees	$ 456	$ 657
Accrued staff costs and staff benefits	150	115
Rental deposits from tenants	206	206
Contract liabilities	522	148
Interest Receipt In Advance	1	1
Advances from unrelated parties	18	547
Accrued legal expense	13,173
Others	456	189
Other payables and accrued liabilities	$ 14,982	$ 1,863